EMPLOYEE-RELATED BENEFITS - Effect of One Percentage Point Change in Assumed Health Care Cost Trend Rates (Details) - Other Benefits $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Assumed health care trend rates
Assumed health care cost trend rate for next fiscal year	6.20%
Assumed ultimate health care cost trend rate	5.00%
Year when health care costs reach ultimate trend rate	2022
Assumed health care trend rates, one-percent change
One-percentage-point increase effect on the health care component of the accumulated post-retirement benefit obligation	$ 2
One-percentage-point decrease effect on the health care component of the accumulated post-retirement benefit obligation	$ (2)